T. ROWE PRICE International Value Equity Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.2%
Common Stocks 2.2%
BHP Group  4,119,677 173,647
Brambles  2,897,641 39,778
Cochlear  569,902 47,763
Downer EDI  12,940,638 70,402
Suncorp Group  3,622,534 48,740
Total Australia (Cost $268,244) 380,330
AUSTRIA 2.3%
Common Stocks 2.3%
BAWAG Group  1,374,603 278,763
Erste Group Bank  258,050 33,733
OMV  1,120,508 81,938
Total Austria (Cost $116,551) 394,434
BRAZIL 0.6%
Common Stocks 0.6%
B3  22,184,681 68,841
Multiplan Empreendimentos Imobiliarios 6,465,095 35,851
Total Brazil (Cost $76,589) 104,692
CANADA 1.8%
Common Stocks 1.8%
Cenovus Energy  7,046,519 212,474
Definity Financial  1,672,308 95,470
Total Canada (Cost $156,391) 307,944
CHINA 2.2%
Common Stocks 2.2%
Alibaba Group Holding (HKD)  7,423,960 113,092
Baidu, Class A (HKD) (1) 2,721,456 37,699
Kuaishou Technology (HKD)  20,964,600 116,755
Luxshare Precision Industry, Class H (HKD) (1)(2) 5,201,100 36,941
Shenzhou International Group Holdings (HKD)  5,820,900 33,082

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Zhongji Innolight , Class H (HKD) (1) 332,000 43,519
Total China (Cost $393,064) 381,088
DENMARK 0.8%
Common Stocks 0.8%
Novo Nordisk, Class B  1,198,588 56,695
Orsted  (1) 3,423,254 76,323
Total Denmark (Cost $121,739) 133,018
FINLAND 1.4%
Common Stocks 1.4%
Sampo, Class A  9,219,732 102,078
Stora Enso, Class R  6,469,727 74,399
UPM- Kymmene 2,241,091 60,971
Total Finland (Cost $193,826) 237,448
FRANCE 12.3%
Common Stocks 12.3%
Accor  1,724,871 89,704
Airbus  946,166 222,121
Alstom (1)(2) 1,614,514 29,910
ArcelorMittal  1,817,580 128,389
AXA  4,547,081 235,673
BNP Paribas  1,734,149 220,356
Cie de Saint-Gobain  1,428,047 134,218
Dassault Aviation  13,817 4,773
Edenred 3,764,856 123,957
Engie  3,675,731 114,577
Forvia  (1) 2,414,653 24,946
Sanofi  1,979,465 170,455
Societe Generale  2,141,384 201,283
TotalEnergies  3,582,705 315,853
Vinci  554,848 78,341
Total France (Cost $1,285,182) 2,094,556
GERMANY 6.4%
Common Stocks 6.0%
Allianz  364,269 181,443

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Daimler Truck Holding  1,416,394 80,112
Deutsche Telekom  4,348,171 134,189
Heidelberg Materials  519,466 96,707
KION Group  532,965 24,118
Mercedes-Benz Group  808,761 43,729
Rheinmetall  96,777 127,934
Siemens  697,251 228,452
Siemens Healthineers 2,125,772 90,525
Springer Nature  1,124,897 23,988
1,031,197
Preferred Stocks 0.4%
Volkswagen  734,663 63,491
63,491
Total Germany (Cost $820,196) 1,094,688
HONG KONG 2.3%
Common Stocks 2.3%
AIA Group  13,767,800 138,792
CK Hutchison Holdings  7,518,500 70,443
Galaxy Entertainment Group (2) 14,252,000 62,153
Hongkong Land Holdings (USD)  7,829,003 63,483
Samsonite Group  22,642,200 40,746
Wharf Real Estate Investment  6,012,000 20,333
Total Hong Kong (Cost $350,155) 395,950
HUNGARY 0.7%
Common Stocks 0.7%
OTP Bank  765,991 113,475
Total Hungary (Cost $23,239) 113,475
INDIA 0.4%
Common Stocks 0.4%
ICICI Bank, ADR (USD)  2,380,136 71,380
Total India (Cost $35,751) 71,380

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.4%
Common Stocks 0.4%
Ryanair Holdings, ADR (USD)  1,126,060 65,886
Total Ireland (Cost $48,586) 65,886
ITALY 4.6%
Common Stocks 4.6%
Enel  16,191,513 182,857
Generali (2) 2,464,052 124,876
Leonardo  2,211,493 140,948
UniCredit  3,452,883 325,648
Total Italy (Cost $280,298) 774,329
JAPAN 18.2%
Common Stocks 18.2%
ARCHION (1) 36,194,200 61,146
Asahi Group Holdings (2) 8,088,300 84,411
Fujitsu  3,562,300 82,108
Hitachi  4,646,000 152,252
Isetan Mitsukoshi Holdings  2,823,600 63,021
KDDI  5,436,400 100,159
Kubota  3,530,700 59,900
MatsukiyoCocokara  (2) 2,529,100 40,357
Mitsubishi Electric  3,825,200 137,796
Mitsubishi Estate  4,679,900 113,615
Mitsubishi UFJ Financial Group  13,524,800 302,097
Mitsui Fudosan  10,970,900 106,872
MS&AD Insurance Group Holdings  3,107,500 95,660
Nippon Sanso Holdings (2) 1,728,300 62,131
Nippon Steel (2) 12,436,800 50,665
Niterra  (2) 1,049,100 61,266
Open House Group  862,800 45,847
ORIX  3,557,900 143,595
Persol Holdings (2) 21,736,900 36,088
Renesas Electronics  9,061,500 181,626
Resona Holdings  7,539,900 102,247
Sanrio (2) 12,195,700 97,860
Seven & i Holdings  7,795,600 103,371

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Sony Group  7,178,300 167,749
Sumitomo  8,585,300 89,115
Taiheiyo Cement (2) 2,237,300 56,654
Takeda Pharmaceutical  3,348,200 114,963
Toyota Motor  11,390,700 215,565
Tsuruha Holdings (2) 5,453,300 83,249
Unicharm  (2) 12,277,900 77,878
Total Japan (Cost $1,961,234) 3,089,263
NETHERLANDS 7.6%
Common Stocks 7.6%
ABN AMRO Bank, CVA  2,683,041 121,374
AerCap Holdings (USD)  592,630 89,428
Akzo Nobel (2) 879,018 61,569
ASML Holding  113,661 187,307
ASR Nederland  848,721 69,389
Heineken (2) 1,144,482 103,622
ING Groep 6,707,249 235,703
Koninklijke Philips  5,732,880 151,049
Magnum Ice Cream (1)(2) 8,383,861 156,677
Prosus 2,179,968 101,309
Signify  1,229,679 21,018
Total Netherlands (Cost $772,806) 1,298,445
PORTUGAL 1.5%
Common Stocks 1.5%
Banco Comercial Portugues , Class R  71,458,014 88,044
Galp Energia 5,192,108 117,916
Jeronimo Martins  2,235,961 44,842
Total Portugal (Cost $129,425) 250,802
SINGAPORE 0.7%
Common Stocks 0.7%
United Overseas Bank  3,649,236 123,414
Total Singapore (Cost $56,172) 123,414

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 3.7%
Common Stocks 3.3%
DB Insurance  542,833 58,783
KB Financial Group  679,114 79,481
Kia  813,138 73,313
KT, ADR (USD)  3,683,035 66,626
LG Chem  168,677 29,876
Samsung Electronics  1,423,564 247,778
555,857
Preferred Stocks 0.4%
Samsung Electronics  596,674 74,981
74,981
Total South Korea (Cost $398,793) 630,838
SPAIN 1.9%
Common Stocks 1.9%
Banco Bilbao Vizcaya Argentaria  5,869,312 164,528
Banco Santander  11,619,815 165,260
Total Spain (Cost $243,140) 329,788
SWEDEN 1.0%
Common Stocks 1.0%
Essity, Class B  2,990,586 86,879
Telefonaktiebolaget LM Ericsson, Class B  7,712,292 75,863
Total Sweden (Cost $141,025) 162,742
SWITZERLAND 2.2%
Common Stocks 2.2%
Novartis  781,521 122,224
Roche Holding  560,005 244,774
Total Switzerland (Cost $177,409) 366,998

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 1.2%
Common Stocks 1.2%
Taiwan Semiconductor Manufacturing  2,841,000 210,135
Total Taiwan (Cost $10,845) 210,135
UNITED KINGDOM 21.3%
Common Stocks 21.3%
AstraZeneca  1,732,777 294,763
Aviva  9,974,036 93,349
Barclays  37,116,428 255,121
BP  25,948,613 194,956
British American Tobacco  1,504,925 91,290
BT Group  32,779,071 88,754
Bunzl  2,825,480 106,626
Glencore  11,200,977 82,499
GSK, ADR (USD) (2) 2,639,571 136,439
HSBC Holdings  12,743,811 271,383
Imperial Brands  5,019,192 190,483
Informa  7,376,772 88,371
Investec  5,934,108 51,936
Lloyds Banking Group  110,337,430 170,539
Marks & Spencer Group  13,903,355 76,001
National Grid  7,896,725 126,394
Prudential  6,634,568 99,708
Rolls-Royce Holdings  18,889,721 376,844
Segro  7,992,125 104,399
Smiths Group  2,166,391 77,361
SSE  3,252,706 102,764
Standard Chartered  6,227,286 184,126
Taylor Wimpey  38,229,435 40,252
Unilever  4,283,225 272,531
WPP  10,998,875 44,428
Total United Kingdom (Cost $2,090,216) 3,621,317
UNITED STATES 0.6%
Common Stocks 0.6%
Amcor  2,062,525 92,566
Total United States (Cost $94,485) 92,566

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 3.72% (3)(4) 205,019,130 205,019
Total Short-Term Investments (Cost $205,019) 205,019
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 3.70% (3)(4) 98,358,526 98,359
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 98,359
Total Securities Lending Collateral (Cost $98,359) 98,359
Total Investments in Securities  100.1%
(Cost $10,548,739) $ 17,028,904
Other Assets Less Liabilities (0.1)% (23,234)
Net Assets 100.0% $ 17,005,670
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate ( Certificaten Van Aandelen )
HKD Hong Kong Dollar
JPY Japanese Yen
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 8/14/26 JPY 46,460,976 USD 286,640 $ 5,690
Net unrealized gain (loss) on open forward
currency exchange contracts $ 5,690

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 9,210++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 9,210+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 538,020  ¤  ¤ $ 205,019
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 98,359
Total $ 303,378^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9,210 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $303,378.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Value Equity
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Value Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F127-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 522,325 $ 16,064,729 $ — $ 16,587,054
Preferred Stocks — 138,472 — 138,472
Short-Term Investments 205,019 — — 205,019
Securities Lending Collateral 98,359 — — 98,359
Total Securities 825,703 16,203,201 — 17,028,904
Forward Currency Exchange
Contracts — 5,690 — 5,690
Total $ 825,703 $ 16,208,891 $ — $ 17,034,594